Convertible debentures, Envviron Tranche (FY) (Details)			3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 13, 2024 USD ($)	Nov. 06, 2024	Oct. 31, 2024	Jan. 31, 2025 USD ($) $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2025 $ / shares	Jul. 31, 2024 $ / shares	Apr. 23, 2024 USD ($)	Jul. 31, 2023 USD ($)	Nov. 04, 2022 USD ($)
Convertible Debt [Abstract]
Derivative liability				$ 0	$ 919,250					$ 1,836,666
Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount	$ 3,345,000
Interest rate	5.30%
Percentage of conversion price discount	25.00%
Period of volume weighted average trading price				20 days
Related Party [Member]
Convertible Debt [Abstract]
Derivative liability				$ 0	919,250				$ 0
Related Party [Member] | Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount				$ 4,332,650
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount								$ 250,000
Interest rate								5.30%
Percentage of conversion price discount		25.00%		25.00%
Period of volume weighted average trading price				20 days
Conversion price (in dollars per share) | (per share)				$ 2		$ 0.475
Number of repayable day				10 days
De-SPAC transaction period				270 days
Share purchase warrant (in shares) | shares				0.5
Percentage of premium to volume weighted average price			20.00%
Conversion expiry term				2 years
Derivative liability								$ 2,750
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | Warrant [Member]
Convertible Debt [Abstract]
Period of volume weighted average trading price				30 days
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | SVS [Member]
Convertible Debt [Abstract]
Number of securities called by each Unit (in shares) | shares				1
DevvStream Holdings, Inc. [Member]
Convertible Debt [Abstract]
Derivative liability					919,250				0
DevvStream Holdings, Inc. [Member] | Related Party [Member] | Envviron SAS [Member]
Convertible Debt [Abstract]
Derivative liability					$ 919,250				$ 0
DevvStream Holdings, Inc. [Member] | Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member]
Convertible Debt [Abstract]
Principal amount								$ 250,000
Interest rate								5.30%
Percentage of conversion price discount					25.00%
Period of volume weighted average trading price					20 days
Conversion price (in dollars per share) | (per share)					$ 2		$ 0.475
Number of repayable day					10 days
De-SPAC transaction period					270 days
Share purchase warrant (in shares) | shares					0.5
Percentage of premium to volume weighted average price					20.00%
Conversion expiry term					2 years
Derivative liability					$ 2,750
DevvStream Holdings, Inc. [Member] | Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | Warrant [Member]
Convertible Debt [Abstract]
Period of volume weighted average trading price					30 days
DevvStream Holdings, Inc. [Member] | Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member] | SVS [Member]
Convertible Debt [Abstract]
Number of securities called by each Unit (in shares) | shares					1